CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 61,196	$ 40,686
Restricted cash and short-term investments	44,941	56,714
Other current assets	26,901	25,984
Amount due from related parties	29,598	7,128
Inventories	1,166	1,339
Total Current Assets	163,802	131,851
Non-current
Restricted cash	126,523	136,559
Vessels and equipment and vessels under capital leases, net	1,809,063	1,847,403
Intangible assets, net	92,650	99,096
Other long-term assets	12,249	16,753
Amounts due from related parties	107,247	0
Total Assets	2,311,534	2,231,662
Current
Short-term debt and current portion of long-term debt	98,765	121,739
Other current liabilities	172,487	144,273
Total Current Liabilities	271,252	266,012
Non-current
Long-term debt	1,328,533	1,209,373
Obligations under capital leases	127,301	143,112
Other long-term liabilities	18,610	16,650
Total Liabilities	1,745,696	1,635,147
Partners' capital:
Common unitholders	471,927	486,533
Subordinated unitholders	0	12,649
General partner interest	35,388	40,293
Total Partners' capital	507,315	539,475
Accumulated other comprehensive income	(8,589)	(9,725)
Total equity before non-controlling interest	498,726	529,750
Non-controlling interest	67,112	66,765
Total Equity	565,838	596,515
Total Liabilities and Equity	$ 2,311,534	$ 2,231,662